Related Party Balance and Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Balance and Transaction
Schedule of transactions with related parties

	For the year ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Transactions with related parties
(1) Base commission income and Sales incentive income shared with related parties under Self-Commitment and Non-Group Collaborative Agreements (see note 1)
Jiusheng	16,985	261	2,734
Jiuchuan	13,428	12,727	1,825
Jiuyi	—	10,934	67
Decheng	585	2,957	532
Tianye	3,673	8,836	1,922
Qianli	11,189	—	—
Yunde	—	11,622	734
Detong	—	3,538	117
Qixing	—	2,576	—
Jiuzhen	—	5,074	2,640
Deyan	—	15,270	—
	45,860	73,795	10,571

Under the respective Non-Group Commitment Agreements, the equity method investees above are parties under tri-party agreements pursuant to which they directly advanced the deposits to the real estate developers for the year ended December 31, 2019 and 2020.

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
(2) Base commission income shared with related parties under Exclusive Sales Contracts without Sales Commitment Arrangement
Derong	—	11,414	945
Jiushen	—	—	1,196
Jiuyi	—	—	8,511
	—	11,414	10,652
	45,860	85,209	21,223

Schedule of amounts due to related parties

	As of December 31,
	2019	2020
	RMB	RMB
Amounts due to related parties
(1) Payables for income shared under Non-Group Collaborative Agreements (see note 1)
Gefei Chengyun	10,759	10,759
Jiushen	1,263	—
Jiufeng	301	240
Jiusheng	2	—
Jiuchuan	11,154	9,175
Jiuyi	13,190	5,782
Decheng	3,029	—
Tianye	11,382	11,207
Yunde	9,730	9,794
Detong	3,538	3,274
Qixing	2,464	—
Jiuzhen	2,348	3,792
Tianlin	3,219	—
Deyan	6,893	—
Jiushi	15	—
	79,287	54,023

	As of December 31,
	2019	2020
	RMB	RMB
(2) Payables for Base Commission Income shared with related parties under Exclusive Sales Contracts without Sales Commitment Arrangement
Derong	11,414	9,733
Jiuyi	—	1,559
Jiushen	—	29
	11,414	11,321

(3) Other payables
Amount due to Jiushen	2,909	790
Amount due to Jiuyi	6,690	14,752
Shanghai Chongkai Enterprise Management (LLP) ("Chongkai")	5,085	3,910
Jiufeng	—	123
	14,684	19,575

Total	105,385	84,919

Loans to equity method investees
Jiuyi	—	79,866
Jiushi	—	12,250
	—	92,116